Income Tax (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax
Schedule of provision for income taxes

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Current Tax
PRC	29,967,894	18,153,060	17,257,121
Other	48,961	2,513,074	58,037

	30,016,855	20,666,134	17,315,158

Deferred Tax
PRC	(10,092,774)	(7,969,900)	(20,039,088)
Other	—	—	—

	(10,092,774)	(7,969,900)	(20,039,088)

Income tax expense (gain)	19,924,081	12,696,234	(2,723,930)

Schedule of principal components of the deferred income tax assets/ liabilities

	As of December 31,
	2010	2011
	$	$
Deferred tax assets:
Accrued salary expenses	8,796,784	11,798,451
Bad debt provision	4,566,526	3,128,545
Net operating loss carry forwards	6,950,541	19,845,104
Advertising expenses temporarily non-deductible	633,380	4,345,753
Other	235,775	202,734

Gross deferred tax assets	21,183,006	39,320,587
Valuation allowance	(183,392)	(689,076)

Total deferred tax assets	20,999,614	38,631,511

Analysis as:
Current	17,284,547	22,077,959
Non-current	3,715,067	16,553,552

Deferred tax liabilities:
Amortization of intangible and other assets	40,152,455	40,108,863

Total deferred tax liabilities	40,152,455	40,108,863

Analysis as:
Current	—	—
Non-current	40,152,455	40,108,863

Schedule of movement of the valuation allowance

	2009	2010	2011
	$	$	$
Balance as of January 1,	3,207,372	157,085	183,392
Additions	28,273	21,110	484,262
Business acquisition	292,638	—	—
Releases	(3,372,782)	—	—
Changes due to foreign exchange	1,584	5,197	21,422

Balance as of December 31,	157,085	183,392	689,076

Schedule of reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes

	Years Ended December 31,
	2009	2010	2011
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	2.90%	12.10%	(24.26)%
Effect of tax preference	(6.79)%	(9.25)%	0.72%
Effect of different tax rate of subsidiary operation in other jurisdiction	(0.91)%	(0.34)%	(0.83)%
Tax refund	—	(6.95)%	—
Other	(2.90)%	0.03%	(0.05)%

	17.30%	20.59%	0.58%

Summary of aggregate amount and per share effect of the tax holiday

	Years Ended December 31,
	2009	2010	2011
	$	$	$
The aggregate dollar effect	1,433,584	9,530,020	3,046,393
Per share effect — basic	0.02	0.12	0.04
Per share effect — diluted	0.02	0.12	0.04